Revenue - Schedule of Reconciliation of Contract Assets and Contract Liabilities (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Contract Assets
Contract Assets
Beginning balance asset	$ 187,374
Contract asset additions	87,687
Amounts transferred to trade receivables	(40,416)
Foreign currency adjustment	(965)
Ending balance asset	233,680
Contract Liabilities
Foreign currency adjustment	(965)
Contract Liabilities
Contract Assets
Foreign currency adjustment	(472)
Contract Liabilities
Beginning balance liabilities	35,864
Customer prepayments	11,305
Revenue recognized	(24,330)
Foreign currency adjustment	(472)
Ending balance liabilities	$ 22,367